Note 10 - Non-trading financial assets mandatorily at fair value throug profit or loss (Tables)	6 Months Ended
Jun. 30, 2018
Non trading financial assets mandatory at fair value through profit or loss Abstract
Table of Non trading financial assets mandatory at fair value through profit or loss
Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2018
Equity instruments	6.2.1	2,758
Debt securities	6.2.1	290
Loans and advances	6.2.1	1,329
Total Assets		4,377